UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-23316
Investment Company Act file number

2017 Mandatory Exchangeable Trust
(Exact name of registrant as specified in charter)

850 Library Avenue, Suite 204
Newark, Delaware 19711
(Address of principal executive offices) (Zip code)

Donald J. Puglisi, Managing Trustee
850 Library Avenue, Suite 204
Newark, Delaware 19711
(Name and address of agent for service)

(302) 738-6680
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2018

Item 1. Reports to Stockholders.

2017 Mandatory Exchangeable Trust

Annual Report

Financial Statements as of and for the year ended
December 31, 2018

Table of Contents

Allocation of Portfolio Assets	1
Financial Statements:
Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8
Notes to Financial Statements	9
Independent Auditors’ Report	14
Additional Information (Unaudited)	16
Trustee and Officers (Unaudited)	17

2017 Mandatory Exchangeable Trust
Allocation of Portfolio Assets
December 31, 2018 (Unaudited)
(Expressed as Percentages of Total Investments)

2017 Mandatory Exchangeable Trust
Schedule of Investments
December 31, 2018

Security Description	Maturity Date	Fair Value	Amortized Cost	Fair Value

Stripped United States Treasury Securities - 9.84%*
Stripped United States Treasury Security	2/15/2019	3,729,000	$3,721,083	$3,718,775
Stripped United States Treasury Security	5/15/2019	3,729,000	3,704,999	3,695,898
Stripped United States Treasury Security	8/15/2019	3,729,000	3,687,303	3,670,846
Stripped United States Treasury Security	11/15/2019	3,729,000	3,673,840	3,647,320
Stripped United States Treasury Security	2/15/2020	3,729,000	3,655,981	3,623,246
Stripped United States Treasury Security	5/15/2020	3,729,000	3,638,814	3,600,722
Stripped United States Treasury Security	8/15/2020	3,729,000	3,618,673	3,578,486
Stripped United States Treasury Security	11/15/2020	3,729,000	3,598,085	3,555,460
Total Stripped United States Treasury Securities			29,298,778	29,090,753

Forward Agreements - 90.16%*
2017 Mandatory Exchangeable Trust Forward Agreements^			239,912,754	266,639,035
Total Forward Agreements			239,912,754	266,639,035

Total Investments - 100.00%*			269,211,532	$295,729,788
Other assets and liabilities, net				1,338
TOTAL NET ASSETS - 100.00%*				$295,731,126

Footnotes
* Percentages are stated as a percent of net assets.
^ Restricted from sale.

2017 Mandatory Exchangeable Trust
Schedule of Investments, continued
December 31, 2018

The detail of outstanding Forward Agreements are as follows as of December 31, 2018
Description		Trust Shares Subject to Exchange	Fair Value
Forward Purchase Agreements with similar terms (with below noted counterparties) which are  linked to the fair value of the common stock of the New York Times Co. (NYT-Publishing Industry) in the 40 day observation period before the Settlement Date of December 1, 2020, subject to maximum and minimum exchange rates of 5.6338 and 4.6948 shares respectively.  All such agreements are non-income producing and involve the use of significant unobservable inputs in the determination of their fair value.

	Investora Carso, S.A de C.V. (cost $102,435,063)-Acquired 12/15/17	980,375	$113,846,329

	Control Empresarial de Capitales, S.A. de C.V. (cost $19,722,194)-Acquired 12/15/17	271,687	21,919,246

	Banco Inbursa, S.A. Institution de Banco Multiple, Grupo Financiiero Inbursa (cost $117,755,497)-Acquired 12/15/17	1,622,938	130,873,460
			$266,639,035

2017 Mandatory Exchangeable Trust
Statement of Assets and Liabilities
December 31. 2018

Assets:
Investments in stripped U.S. Treasury Securities, at fair value (cost $29,298,778)	$29,090,753
Investment in Forward Agreements, at fair value (cost $239,912,754)	266,639,035
Total investments	295,729,788
Cash	1,238
Other assets	100
Total Assets	295,731,126

Net Assets	$295,731,126

Net Assets Consist of:
2017 Mandatory Exchangeable Trust Securities ("Trust Securities")
No Par Value, 2,875,001 Trust Securities Issued and Outstanding	$268,670,795
Total distributable earnings	27,060,331
Net Assets	$295,731,126
Net Asset Value per share	$102.86

2017 Mandatory Exchangeable Trust
Statement of Operations
For the year ended December 31, 2018

Investment Income
Interest income	$633,980
Total Investment Income	633,980

Expenses
Professional fees	109,994
Administration, custody and transfer agent fees	143,058
Trustees' fees	27,949
Total Expenses	281,001
Expenses offset by Sellers	(281,001)
Net Expenses	-

Net investment income	633,980
Net change in unrealized appreciation on investments	38,249,518
Net Increase in Net Assets Resulting from Operations	$38,883,498

2017 Mandatory Exchangeable Trust
Statements of Changes in Net Assets
	For the year December 31, 2018	For the period from December 15, 2017(1) through December 31, 2017

Change in Net Assets Resulting from Operations:
Net investment income	$633,980	$33,802
Net change in unrealized appreciation (depreciation) on investments	38,249,518	(11,731,262)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,883,498	(11,697,460)

Distributions Paid to Securities Holders:
Net Investment Income	(125,707)	-
Return of Capital to Securities Holders	(14,208,468)	-
Change in Net Assets from Distributions Paid to Securities Holders	(14,334,175)	-

Change in Net Assets Resulting from Capital Transactions:
Gross proceeds from the sale of Trust Securities	-	287,500,000
Selling commissions	-	(5,031,250)
Contribution by Sellers	410,413	-
Net Increase in Net Assets Resulting from Capital Transactions	410,413	282,468,750

Net Increase in Net Assets	24,959,736	270,771,290
Net Assets, Beginning of Period	270,771,390	100
Net Assets, End of Period	$295,731,126	$270,771,390

(1) Commencement of operations.

2017 Mandatory Exchangeable Trust
Statement of Cash Flows
For the year ended December 31, 2018

Cash Flows from Operating Activities:
Net change in net assets resulting from operations	$38,883,498
Adjustments to reconcile net change in net assets from operations to net cash provided by operating activities
Maturity of U.S. Treasury Securities	13,925,000
Net change in unrealized appreciation on investments	(38,249,518)
Amortization	(633,980)
Net Cash Provided by Operating Activities	13,925,000
Cash Flows from Financing Activities:
Contribution by Sellers	$410,413
Distributions to Securities holders	(14,334,175)
Net Cash Used in Financing Activities	(13,923,762)

Net Increase in Cash	1,238
Cash - Beginning of Year	-
Cash - End of Year	$1,238

2017 Mandatory Exchangeable Trust
Financial Highlights

	For the year ended December 31, 2018		For the period from December 15, 2017(1) through December 31, 2017

Per Share Operating Performance:
Beginning net asset value	$94.18		$100.00
Initial selling commissions	-		(1.75)

Beginning net asset value, net of initial selling commission	94.18		98.25

Contribution by Sellers(7)	0.14		-

Income From Investment Operations:
Net investment income	0.22		0.01
Net change in unrealized appreciation (depreciation)	13.30		(4.08)

Total Gain (Loss) from Investment Operations	13.52		(4.07)

Distributions to Securities Holders
Net Investment Income	(0.04)		-
Return of Capital to Securities Holders	(4.94)		-

Total Distributions	(4.98)		-

Ending Net Asset Value	$102.86		$94.18

Total Return	14.50	%(7)(8)	(4.14	)%(2)(6)

Supplemental Data and Ratios:
Net assets, end of period	$295,731,126		$270,771,390
Ratio of expenses to average net assets, before expense offset	0.09	%(3)	0.16	%(3)(4)
Ratio of expenses to average net assets, after expense offset	0.00	%(3)	0.00	%(3)(4)
Ratio of net investment income to average net assets, after expense offset	0.20%		0.28	%(4)
Portfolio turnover rate	0.00	%(3)	0.00	%(4)

(1) Commencement of operations.
(2) Not annualized.
(3) The Trust is not responsible for any expenses related to its ongoing operations. See Note 4 for additional information.
(4) Annualized ratios of expenses and net investment income calculated using the average of net assets upon commencement and at end of period, as well as annualized income and expense amounts, with the exception of non recurring amounts such as organizational costs and other one time fees.
(5) No investments were sold during the period.
(6) Excludes the impact of selling commissions.
(7) Reflects impact of the 2018 capital contribution by the Sellers. Without such contribution the total return would have been 14.36%.
(8) Total return has been computed without the impact of the reinvestment of distributions as the Trust has no reinvestment plan and there is no availablity for investors to acquire incremental shares.

2017 Mandatory Exchangeable Trust
NOTES TO FINANCIAL STATEMENTS
As of and for the year ended December 31, 2018

1.	Organization
The 2017 Mandatory Exchangeable Trust ("Trust") was established on October 10, 2017 and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust commenced operations on December 15, 2017.  In December 2017, the Trust offered and sold 2017 Mandatory Exchangeable Trust Securities (“Trust Securities") to qualified institutional buyers (“QIBs”) in reliance on the non-public offering exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”) afforded by Section 4(a)(2) of this Act, and has relied on Rule 144A under the Securities Act for transactions involving the resale of Trust Securities.  The Trust received an in kind contribution of U.S. Treasury securities and the Forward Agreements (the “Contracts”) for the purchase of shares of Class A common stock of the New York Times Company (the "Company") in return for the issuance of Trust Securities. The counterparties to the Contracts are certain existing shareholders of the Company (the “Sellers”).  Under the terms of the Contracts, the Trust will exchange each Trust Security for between 4.6948 and 5.6338 shares of the Company’s common stock (with the ultimate amount of shares determined by reference to the future trading price of the Company shares in relation to certain prescribed amounts) on December 1, 2020 (the “Exchange Date”). The Trust will thereafter terminate.

The Trust has entered into an Administration Agreement with U.S. Bank National Association (the "Administrator") to provide administrative services to the Trust.

2.	Significant Accounting Policies
A. Basis of Accounting
The accompanying financial statements of the Trust have been prepared on an accrual basis in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).  The Trust is an investment company and follows the accounting and reporting guidance of FASB ASC Topic 946.

B. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

C. Investment Valuation
Investments made by the Trust are carried at fair value.  The Trust uses the following valuation methods to determine the fair value of its investments:

(i)
the U.S. Treasury Securities held by the Trust are valued at the mean between the last current bid and asked prices or, if quotations are not readily available, as determined in good faith by the Board of Trustees of the Trust (the “Board of Trustees”) pursuant to policies and procedures that have been adopted and approved by the Board of Trustees from time to time;

(ii)
subject to review and approval by the Managing Trustee and a good faith determination by the Board of Trustees, the Contracts are valued by an independent valuation firm with expertise in valuing these types of Contracts, using an income approach (in the form of a discounted cash flow analysis), in conjunction with a Monte Carlo model that simulates potential future payouts under the Contracts.

D. Investment Transactions and Investment Income
Investment transactions of the Trust are accounted for as of the date the securities are purchased or sold by the Trust (the “trade date”).  Interest income is recorded as earned and includes accrual of discounts, using the effective yield method.  Amortized cost represents original cost, adjusted for a proportional increase or decrease in cost due to the discount or premium until maturity.

2017 Mandatory Exchangeable Trust
NOTES TO FINANCIAL STATEMENTS
As of and for the year ended December 31, 2018

E. Recent Accounting Pronouncements
In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Trust’s financial statements and disclosures.

3.	Forward Agreements
On December 15, 2017, the Trust entered into the Contracts, which are derivative instruments, with the Sellers for which the Sellers received $239,912,754 in connection therewith.  Pursuant to these Contracts, each of which has similar terms, the Sellers are obligated to deliver to the Trust a specified number of Company shares on the Exchange Date so as to permit the holders of Trust Securities to exchange on the Exchange Date the Trust Securities they hold for the specified number of shares of the Company.

At December 31, 2018, the Contracts had the following value:

Forward Agreements	Trade Date	Cost of Contracts	Fair Value of Contracts	Net Unrealized Appreciation
Counterparties – Sellers	12/1/2020	$239,912,754	$266,639,035	$26,726,281

The fair value of the Contracts is included in investments in the Statement of Assets and Liabilities.  The net change in unrealized depreciation is included in the Statement of Operations.

The primary risk of investing in the Contracts is the failure of the Sellers to deliver the shares of the Company on the Exchange Date, as provided under the terms and conditions of the Contracts.   The Trust has received collateral in the form of Company shares, which mitigates the potential risk to investors.  The Sellers’ obligation under the Contracts is collateralized by the Company shares that are held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At December 31, 2018 the Custodian held 16,197,175 shares of the Company with an aggregate fair value of $361,035,031.

4.	Indemnifications
The Trustees, on behalf of the Trust, have entered into various agreements fundamental to the operation of the Trust that contain indemnification provisions designed for the protection of the Trust. The Trust’s maximum exposure under these agreements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.	Expenses
The Sellers have agreed to pay all fees and expenses relating to the offering and operation of the Trust including, but not limited to, organizational costs, offering costs, trustee fees, and administration fees.  The Trust is not responsible for any fees associated with the Trust’s ongoing operations.  In connection with its agreement, the Sellers contributed $1,139,000 in cash to an account held by the Administrator to cover all existing and future fees and expenses of the Trust.   As of December 31, 2018, $460,837 remained in the account.

2017 Mandatory Exchangeable Trust
NOTES TO FINANCIAL STATEMENTS
As of and for the year ended December 31, 2018

6.	Distributions
Holders of Trust Securities are entitled to receive distributions from the maturity of U.S. Treasury Securities of $1.2969 per quarter (except for the first distribution on March 1, 2018 of $1.0951), payable quarterly which commenced on March 1, 2018.  Distributions to the Trusts holders for the year ended December 31, 2018 were $14,334,175.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature may result in reclassification of distributions; however, net investment income, net realized gains and losses, and net assets are not affected.

7.	Income Taxes
The Trust is not an association taxable as a corporation for Federal or State income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal and State income tax laws and, as such, holders of Trust Securities are treated as if each holder owns directly its proportionate share of the assets held by the Trust.

The Trust complies with the authoritative guidance for uncertainty in income taxes. This guidance requires the Trust to determine whether a tax position of the Trust is more likely than not to be sustained upon examination by the applicable taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The Trust reviewed and evaluated tax positions in its major jurisdictions and determined whether or not there are uncertain tax positions that require financial statement recognition. The Trust has determined that no reserves for uncertain tax positions are required to be recorded for any of the Trust’s open tax years.  The Trust is additionally not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements.

As of December 31, 2018, gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, equaled $26,726,281 and $208,025, respectively.  The aggregate cost of investments for Federal income tax purposes was $269,211,532 at December 31, 2018.

The tax character of the total distributable earnings as of December 31, 2018, was as follows:

Ordinary Income	Unrealized Appreciation	Total Distributable Earnings
$542,075	$26,518,256	$27,060,331

8.	Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Valuations that are based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

Level 3: Valuations based on significant unobservable inputs that are not corroborated by market data.

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2017 Mandatory Exchangeable Trust
NOTES TO FINANCIAL STATEMENTS
As of and for the year ended December 31, 2018

The following is a summary of the inputs used to value the Trust’s investments as of December 31, 2018:

		Fair Value Measurements at December 31, 2018 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	December 31, 2018	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$29,090,753	$29,090,753	$-	$-
Total Other	29,090,753	29,090,753	-	-
Derivative Instruments
Forward Agreements	266,639,035	-	-	266,639,035
Total Derivative Instruments	266,639,035	-	-	266,639,035
Total	$295,729,788	$29,090,753	$-	$266,639,035

During the year ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the year ended December 31, 2018
Fair Value Beginning Balance	$228,229,003
Net unrealized appreciation	38,410,032
Investments contributed in kind	-
Transfers Out of Level 3	-
Fair Value Ending Balance	$266,639,035

The change in unrealized gains/(losses) for Level 3 investments held at period end was $38,410,032.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of December 31, 2018.

Type of Asset	Fair Value as of December 31, 2018	Valuation Technique	Unobservable Input
Forward Agreements	$266,639,035	Income Approach Pricing Model Technique	Daily volatility of stock price of underlying assets – 1.20%. Risk free rate of return – 2.87%. Equity risk premium – 0.00%. Size premium – 1.44%.

2017 Mandatory Exchangeable Trust
NOTES TO FINANCIAL STATEMENTS
As of and for the year ended December 31, 2018

9.	Investment Transactions
For the year ended December 31, 2018, $13,925,000 in U.S. Treasury Securities matured. The proceeds were used by the Trust to make distributions to the Trust Security Holders. The Trust did not purchase or sell any securities during the year ended December 31, 2018.

10.	Capital Share Transactions
For the year ended December 31, 2018, the Trust did not sell any Trust Securities to qualified institutional buyers in reliance on Rule 144A under the Securities Act.  As of December 31, 2018, there were 2,875,001 Trust Securities issued and outstanding.  During 2018 the Sellers contributed $410,413 to the Trust for the purpose of funding distributions to the Trust Security Holders. This contribution is not subject to any reimbursement conditions to the Sellers.

11.	Subsequent Events
The Trust has performed an evaluation of subsequent events through the date the financial statements were available to be issued.  No subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

KPMG LLP
Suite 1500
550 South Hope Street
Los Angeles, CA 90071-2629

Independent Auditors’ Report

The Board of Trustees and Shareholders
2017 Mandatory Exchangeable Trust:

We have audited the accompanying financial statements of 2017 Mandatory Exchangeable Trust (the ”Trust”), which comprise the statement of assets and liabilities, including the schedule of investments, as of December 31, 2018, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the year then ended and the period from December 15, 2017 (commencement of operations) to December 31, 2017, and the related notes to the financial statements and the financial highlights for the year then ended and the period from December 15, 2017 to December 31, 2017.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements and financial highlights in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements and financial highlights that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements and financial highlights, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements and financial highlights in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and counterparties. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of 2017 Mandatory Exchangeable Trust as of December 31, 2018, and the results of its operations and its cash flows for the year then ended and the changes in net assets and financial highlights for the year then ended and the period from December 15, 2017 to December 31, 2017, in accordance with U.S. generally accepted accounting principles.

Los Angeles, California
February 25, 2019

2017 Mandatory Exchangeable Trust
ADDITIONAL INFORMATION
December 31, 2018
(Unaudited)

Trustee Compensation
The Trust does not compensate any of its trustees who are interested persons. For the year ended December 31, 2018, no compensation was paid to the Trustees, including special compensation. The Trust’s Statement of Additional Information includes additional information about the trustees and is available on the SEC’s Web site at www.sec.gov.

Form N-Q
The Trust files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Trust’s Form N-Q and Form N-2 will be available on or before their respective filing dates without charge by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Trust’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

2017 Mandatory Exchangeable Trust
TRUSTEES AND OFFICERS (Unaudited)

Name, Address and Date of Birth	Position(s)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:

Donald J. Puglisi Puglisi & Associates 850 Library Avenue Suite 204 Newark, DE 19711 Born 1945	Managing Trustee	Duration of Trust, terminate automatically on December 15, 2020	Managing Director, Puglisi & Associates, 1973 to Present	1	Trustee, FundVantage Trust; Managing Trustee, 2009 Dole Food Common Exchange Security Trust; Managing Trustee, 2010 Swift Mandatory Common Exchange Security Trust; Mandatore Exchangeable Trust.

		Since Inception

William R. Latham III Department of Economics University of Delaware Newark, DE 19716 Born 1944	Trustee	Duration of Trust, terminate automatically on December 15, 2020	Associate Professorof Economics, University of Delaware, 1971 to Present	1	Trustee, 2009 Dole Food Common Exchange Security Trust; Trustee, 2010 Swift Mandatory Common Exhange Security Trust; Mandatory Exchangeable Trust.
		Since Inception

James B. O'Neill Department of Economics University of Delaware Newark, DE 19716 Born 1939	Trustee	Duration of Trust, terminate automatically on December 15, 2020	Professor Emeritu of Economics, University of Delaware, 1971 to Present	1	Trustee, 2009 Dole Food Common Exchange Security Trust; Trustee, 2010 Swift Mandatory Common Exhange Security Trust; Mandatory Exchangeable Trust.
		Since Inception

Item 2. Code of Ethics.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Donald J. Puglisi is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were related to the review and issuance of consent on the Form N-2 filing.  The Trust was established in FYE 12/31/17.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2018	FYE 12/31/2017
Audit Fees	$60,000	$60,000
Audit-Related Fees	-	$5,000
Tax Fees	-	-
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2018
Registrant	-
Registrant’s Investment Adviser	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

2017 MANDATORY  EXCHANGEABLE TRUST
Proxy Voting Policies and  Procedures

I.	INTRODUCTION

The 2017 Mandatory Exchangeable Trust (the "Company") is the beneficial owner of its portfolio securities. The Company's Board of Trustees (the "Board"), acting on behalf of the Company, has the right and the fiduciary obligation to vote proxies relating to the Company's portfolio securities in a manner consistent with the best interests of the Company and its stockholders. Accordingly, the Board has adopted these Proxy Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Company ("Policies and Procedures").

II.	FIDUCIARY DUTY

The right to vote proxies with respect to portfolio securities held by the Company is an asset of the Company. The members of the Board (the "Trustees") act as a fiduciary of the Company and must vote proxies in a manner consistent with the best interest of the Company and its stockholders.

III.	PROXY VOTING PROCEDURES

A. Annual Review of Proxy Voting Policies. At least annually, the Board shall review the Company's Policies and Procedures.

B. Annual Review of Proxy Voting Record. At least annually, the Board shall review the record of each proxy voted with respect to portfolio securities held by the Company during the year. With respect to any proxies that present a conflict of interest, the Board shall consider the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a "conflict of interest" shall be deemed to occur when a Trustee has a financial interest in a matter presented by a proxy to be voted on behalf of the Company, which may compromise the Trustee's independence of judgment and action in voting the proxy.

C. Resolution of Conflicts of Interest. Where a proxy proposal raises a material conflict of interest between the interests of a Trustee and those of the Company, the Board shall resolve  such conflict by (1) requesting that the Trustee recuse himself from Board deliberations on how the proxy should be voted, or (2) voting the proxy in accordance with a pre-determined policy relating to the manner of voting various types of proxy proposals.

IV.	ANNUAL FILING OF PROXY VOTING RECORD

The Company shall file on Form N-PX by August 31 of each year an annual report of each proxy voted with respect to portfolio securities held by the Company during the twelve-month period ending June 30.

V.	PROXY VOTING DISCLOSURES

A. The Company shall include in its Form N-CSR (certified shareholder report) a description of these Policies and Procedures.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  The Trust has no portfolio managers and does not participate in active trading.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 07/01/18 – 07/31/18	0	0	0	0
Month #2 08/01/18 – 08/31/18	0	0	0	0
Month #3 09/01/18 – 09/30/18	0	0	0	0
Month #4 10/01/18 – 10/31/18	0	0	0	0
Month #5 11/01/18 – 11/31/18	0	0	0	0
Month #6 12/01/18 – 12/31/18	0	0	0	0
Total	0	0	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  2017 Mandatory Exchangeable Trust

By (Signature and Title  /s/ Donald J. Puglisi
Donald J. Puglisi, Managing Trustee

Date  March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Donald J. Puglisi
Donald J. Puglisi, Managing Trustee

Date   March 7, 2019